Income Taxes (Details1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliations of the statutory federal income tax
Federal income tax at statutory rate	34.00%	34.00%
Tax-exempt income	(12.00%)	(11.60%)
Earnings on investment in life insurance	(1.60%)	(1.50%)
Total	20.40%	20.90%